Related Party Transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Party Transactions
29.	RELATED PARTY TRANSACTIONS

Cemig’s main balances and transactions with related parties and its jointly-controlled entities are as follows:

COMPANY / item	ASSETS		LIABILITIES		REVENUE			EXPENSES
	2017	2016	2017	2016	2017	2016	2015	2017	2016	2015
Shareholder
Minas Gerais State Govt
Current
Customers and traders (1)	55	71	—	—	136	152	150	—	—	—
Public Lighting Contribution (CIP) (1)	1	—	—	—	—	—	—	—	—	—
Accounts Receivable (2)	235	—	—	—	42	—	—	—	—	—
Non-current
Customers and traders (1)	50	—	—	—	—	—	—	—	—	—
Public Lighting Contribution (CIP) (1)	1	—	—	—	—	—	—	—	—	—
Jointly-controlled entity
Aliança Geração
Current
Transactions with energy (3)	—	—	7	7	—	—	—	(147)	(142)	(106)
Provision of services (4)	2	4	—	—	13	14	6	—	—	—
Interest on Equity, and dividends	72	—	—	—	—	—	—	—	—	—
Baguari Energia
Current
Transactions with energy (3)	—	—	1	1	—	—	—	(7)	(7)	(6)
Services (4)	—	—	—	—	1	1	—	—	—	—
Interest on Equity, and dividends	—	6	—	—	—	—	—	—	—	—
Madeira Energia
Current
Transactions with energy (3)	—	—	57	18	27	8	—	(686)	(574)	(638)
Advance for future power supply (5)	66	—	—	—	—	—	12	—	—	—
Non-current
Advance for future power supply (5)	7	—	—	—	—	—	—	—	—	—
Norte Energia
Current
Transactions with energy (3)	—	—	4	4	9	2	—	(122)	(49)	—
Lightger
Current
Transactions with energy (3)	—	—	—	—	—	—	—	(19)	(19)	(17)
Hidrelétrica Pipoca
Current
Transactions with energy (3)	—	—	—	1	—	—	—	(15)	(16)	(11)
Interest on Equity, and dividends	1	—	—	—	—	—	—	—	—	—
Retiro Baixo
Current
Transactions with energy (3)	—	1	1	—	—	—	—	(6)	(6)	(3)
Interest on Equity, and dividends	3	2	—	—	—	—	—	—	—	—
Guanhães Energia
Current
Adjustment for losses (6)	—	—	—	59	—	—	—	—	—	—
Renova
Current
Transactions with energy (3)	—	—	2	—	—	—	—	(179)	(159)	(12)
Non-current
Accounts receivable (7)	350	74	—	—	—	14	—	—	—	—
Advance for future delivery of power supply (7)	—	229	—	—	—	17	—	—	—	—
Empresa Amazonense de Transmissão de Energia (AETE)
Current
Transactions with energy (3)	—	—	3	3	—	—	—	(26)	(25)	(28)
Light
Current
Transactions with energy (3)	1	—	—	—	54	59	47	(1)	(1)	(1)
Interest on Equity, and dividends	—	7	—	—	—	—	—	—	—	—
Taesa
Current
Transactions with energy (3)	—	—	12	10	—	—	—	(127)	(110)	(94)
Services (4)	—	—	—	—	1	1	—	—	—	—

COMPANY	ASSETS		LIABILITIES		REVENUE			EXPENSES
	2017	2016	2017	2016	2017	2016	2015	2017	2016	2015
Cia. Transirapé de Transmissão
Current
Transactions with energy (3)	—	—	1	1	—	—	—	(10)	(9)	(7)
Provision of services (4)	—	—	—	—	1	1	1	—	—	—
Interest on Equity, and dividends	1	1	—	—	—	—	—	—	—	—
Axxiom
Current
Provision of services (8)	—	—	3	7	—	—	—	—	—	—
Interest on Equity, and dividends	—	—	—	—	—	—	—	—	—	—
Transudeste
Current
Transactions with energy (3)	—	—	—	—	—	—	—	(2)	(1)	(1)
Provision of services (4)	—	—	—	—	1	1	1	—	—	—
Interest on Equity, and dividends	—	—	—	—	—	—	—	—	—	—
Transleste
Current
Transactions with energy (3)	—	—	—	—	—	—	—	(3)	(2)	(2)
Provision of services (4)	—	—	—	—	1	1	1	—	—	—
Interest on Equity, and dividends	—	—	—	—	—	—	—	—	—	—
Other related parties
FIC Pampulha
Current
Cash and cash equivalents	322	428	—	—	—	—	—	—	—	—
Securities	1,037	1,027	—	—	9	197	115	—	—
(-) Securities issued by subsidiary companies (9)	(25)	(49)	—	—	—	—	—	—	—	—
Non-current
Securities	30	46	—	—	—	—	—	—	—	—
(-) Securities issued by subsidiary companies (9)	—	(15)	—	—	—	—	—	—	—	—
Forluz
Current
Post-retirement obligations (10)	—	—	109	86	—	—	—	(174)	(186)	(129)
Supplementary pension contributions (11)	—	—	—	—	—	—	—	(84)	(100)	(85)
Administrative running costs (12)	—	—	—	—	—	—	—	(26)	(25)	(22)
Operational leasing (13)	—	—	5	10	—	—	—	(55)	(39)	(18)
Non-current
Post-retirement obligations (10)	—	—	1,960	1,593	—	—	—	—	—	—
Cemig Saúde
Current
Health Plan and Dental Plan (14)	—	—	115	102	—	—	—	(193)	(187)	(146)
Non-current
Health Plan and Dental Plan (14)	—	—	1,633	1,647	—	—	—	—	—	—

The	main conditions and characteristics of interest with reference to the related party transactions are:
(1)	This refers to sale of energy supply to the Minas Gerais State government. The price of the supply is the one set by Aneel through a Resolution relating to the annual tariff adjustment of Cemig D. In 2017 the government of Minas Gerais State signed a debt recognition agreement with Cemig D for payment of debits relating to the supply of power due and unpaid, in the amount of R$ 113 , to be settled in 24 installments, updated monthly by the variation of the IGP-M. The first portion, in the amount of R$ 5 , was settled in December 2017, and the others have due dates as from January 2018.
(2)	This refers to the recalculation of the monetary updating of amounts relating to the Advance for Future Capital Increase (AFAC), which were returned to the State of Minas Gerais. Amount transferred from administrative deposit to Accounts Receivable from Minas Gerais State, on September 30, 2017 (see Notes 12 and 13).
(3)	Transactions with energy between generators and distributors were made in auctions organized by the federal government; transactions for transport of electricity, made by transmission companies, arise from the centralized operation of the National Grid carried out by the National System Operator (ONS).
(4)	Refers to a contract to provide plant operation and maintenance services.
(5)	In 2017, advance payments of R$ 70 were made to Santo Antônio Energia, subsidiary of Madeira Energia: R$ 52 was advanced by Cemig GT; R$ 12 by Sá Carvalho; and R$ 6 by Rosal. For the purposes of settlement invoices for energy supply to be issued by Santo Antônio Energia starting in 2018, in 12 tranches, will be used;
(6)	A liability was recognized in 2016 corresponding to the Company’s interest in the share capital of Guanhães, due to its negative equity (see Note 1);
(7)	Cemig GT has an item of R$ 272 receivable from Renova, as follows: (i) R$ 60 , to be paid by an initial payment of R$ 6 in January 2018, and 11 monthly installments, the last becoming due in December 2018, with monetary updating at 150% of the CDI rate; (ii) R$ 94 to be settled in 12 monthly installments over the year 2020 with updating at 155% of the CDI rate; and (iii) R$ 118 to be settled in 12 monthly installments over 2021 with actualization at 155% of the CDI rate. The payment of these itens is in process of renegotiation.
(8)	This refers to a contract for development of management software between Cemig D and Axxiom Soluções Tecnológicas S.A., instituted in Aneel Dispatch 2657/2017.
(9)	FIC Pampulha has financial investments in securities issued by subsidiary companies of the Company. There is more information, and characteristics of the fund, in the description below.
(10)	The contracts of Forluz are updated by the Expanded Customer Price Index (IPCA) calculated by the Brazilian Geography and Statistics Institute (Instituto Brasileiro de Geografia e Estatística, or IBGE) (See Note 23) and will be amortized up to the business year of 2024.
(11)	The Company’s contributions to the pension fund for the employees participating in the Mixed Plan, and calculated on the monthly remuneration, in accordance with the regulations of the Fund.
(12)	Funds for annual current administrative costs of the Pension Fund in accordance with the specific legislation of the sector. The amounts are estimated as a percentage of the Company’s payroll.
(13)	Rental of the Company’s administrative head offices, in effect to March 2019 and May 2034, adjusted annually by IPCA inflation index.
(14)	Post-retirement obligations relating to the employees’ health and dental plan (see Note 23).

Guarantees on loans, financings and debentures

Cemig has provided guarantees on loans, financings and debentures of the following related parties – not consolidated in the financial statements because they relate to jointly-controlled entities or affiliated companies:

Related party	Relationship	Type	Objective	Maturity	2017
Norte Energia (‘Nesa’)	Affiliated	Surety	Financing	2042	2,507
Light (1)	Jointly-controlled entity	Counter-guarantee	Financing	2042	684
Santo Antônio Energia S.A. (Saesa)	Jointly-controlled entity	Surety	Financing	2034	1,946
Santo Antônio Energia S.A. (Saesa)	Jointly-controlled entity	Surety	Debentures	2037	783
Centroeste	Jointly-controlled entity	Surety	Financing	2023	8

					5,928

(1)	Related to execution of guarantees of the Norte Energia financing.

At December 31, 2017, Management believes that there is no need to recognize any provisions in the Company’s financial statements for the purpose of meeting any obligations arising under these sureties and/or guarantees.

Cash investments in FIC Pampulha – investment fund of Cemig, its subsidiaries and affiliates

Cemig and its subsidiaries and affiliates invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by the fund at December 31, 2017 are reported in Securities in Current or Non-current assets, or presented after deduction of the account line Debentures in Current or Non-current liabilities.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

The financial investments of the investment fund in securities of related parties are as follows:

Issuer of security	Type	Annual contractual conditions	Maturity	2017
				Cemig 4.17%	Cemig GT 26.85%	Cemig D 19.90%	Other subsidiaries 21.36% (1)	Total 72.28%
ETAU	Debentures	108.00% of CDI	Dec. 01, 2019	—	3	2	2	7
Light	Promissory Note	CDI + 3.50%	Jan. 22, 2019	1	5	4	4	14

				1	8	6	6	21

Issuer of security	Type	Annual contractual conditions	Maturity	2016
				Cemig 10.12%	Cemig GT 20.86%	Cemig D 24.94%	Other subsidiaries 22.39% (1)	Total 78.31%
Axxiom	Debentures	109.00% of CDI Rate	Jan 29, 2017	1	1	1	1	4
ETAU	Debentures	108.00% of CDI	Dec. 01, 2019	1	2	3	2	8

				2	3	4	3	12

(1)	Refers to the other companies consolidated by Cemig, which also have participation in the investment funds.

Remuneration of key management personnel

The total costs of key personnel, comprising the Executive Board, the Fiscal Council and the Board of Directors, in the business years 2017, 2016 and 2015, are as follows:

	2017	2016	2015
Remuneration	32	25	19
Profit sharing (reversal)	1	(1)	2
Assistance benefits	2	2	1

Total	35	26	22